CHANGES IN ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of voluntary change in accounting policy [abstract]
Operating lease commitments
Adoption of IFRS 16
Lease commitments as at December 31, 2018	$124,556
Leass short-term commitments	(32,313)
92,243
Impact of discounting	(10,626)
Lease liability as of January 1, 2019	$81617